                             PRESIDENT'S MESSAGE

-----------------

    Photo of
Charles B. Lipson

-----------------

                                                                   November 1995
DEAR SHAREHOLDER:

    I am very pleased to present you with the FundManager Trust annual report for the twelve months ended September 30, 1995. Contained in this report is a detailed investment review for the twelve-month period from Michael Hirsch, Chairman, M.D. Hirsch Division of Freedom Capital Management Corporation, and portfolio manager of the FundManager Trust, and Michelle Graham-Lyons, co-portfolio manager of the Trust.

    The past twelve months have seen the successful transition of the Trust's advisory contract to Freedom Capital and we thank you for your support in the proxy process.

    We hope you find this investment review and the accompanying financial summaries informative and as always we would be delighted to hear from you at 1-800-344-9033 to answer any questions you might have or to provide you with additional information.

    Audited financial statements and portfolio holdings of each Fund for the twelve-month period ended September 30, 1995 also follow. We look forward to serving your financial needs and appreciate your continued support.


                                               Respectfully submitted,

                                           /s/ Charles B. Lipson

                                               Charles B. Lipson
                                               President

FUNDMANAGER TRUST FUNDS ANNUAL REPORT
SEPTEMBER 30, 1995

TABLE OF CONTENTS
                                                                        PAGE
                                                                        ----

President's Message .................................................     1
Letter to Shareholders and Management Discussion ....................     3
Performance Results .................................................     5
Fund Selection Process ..............................................     9
Financial Statements:
    Aggressive Growth Fund ..........................................    10
    Growth Fund .....................................................    14
    Growth & Income Fund ............................................    18
    Bond Fund .......................................................    22
    Managed Total Return Fund .......................................    26
Notes to Financial Statements .......................................    31
Report of Ernst & Young LLP, Independent Auditors ...................    36

                          LETTER TO SHAREHOLDERS AND
                            MANAGEMENT DISCUSSION

-----------------                                  ------------------

    Photo of                                             Photo of
Michael D. Hirsch                                       Michelle P.
                                                       Graham-Lyons

-----------------                                  ------------------

MICHAEL D. HIRSCH                                  MICHELLE P. GRAHAM-LYONS
Portfolio Manager                                  Co-Portfolio Manager

                                                                 November 1995
DEAR SHAREHOLDER:
    We are pleased to present you with the annual report for the FundManager Trust series of funds for the fiscal year ended September 30, 1995.

    It was a good year for stock and bond markets as they posted solid gains during the period. Stock prices have advanced sharply since the end of 1994 and have continued unabated through the Funds' fiscal year end. This advance, supported in large part by a slow growth economic environment, coupled with an improved outlook on inflation, has also resulted in a strong bond market. The markets also benefited from the expansion in corporate profits during the first half of 1995. The net result has been that all three equity oriented portfolios, Aggressive Growth, Growth and Growth & Income, compiled robust gains during the year; up 24.3%, 22.6% and 23.3% repectively. Our bond fund, FundManager Bond Fund, was up 10.8%. In line with expectations, Managed Total Return, our balanced fund, participated in this rising market with a 14.3% total return.

    A slow growth, low inflationary environment such as the one we have seen, has historically been a favorable one for financial assets. With wage inflation at 2.5% and productivity up 2.5%, there has been zero wage inflation -- one of the key contributors to inflation indices. Today, however, based on the mixed economic signals we have been seeing, the economy seems somewhere between zero growth and a soft landing. Major market advances late in an economic cycle have typically represented a period of speculative excess. This has been attested to somewhat in an overheated technology market which continues today. The market, however, eventually realizes that prices are significantly greater than the underlying value, and adjusts appropriately.
This does not bode well for equities.

    To this end, in the FundManager Funds, we have continued to reduce the inherent risk in the marketplace by increasing diversification. This is reflected in the following changes which have been made since we last reported to you for the six months ended March 31, 1995. We will review these changes series by series.

AGGRESSIVE GROWTH: 1) Guardian Park Avenue, which follows a quantitative approach, was reclassified as a conservative growth fund and transferred to FundManager Growth. Even though momentum indicators play a role in security selection -- a process generally regarded as aggressive -- overall, the complexion of the portfolio is a conservative one. 2) FPA Paramount was also transferred to FundManager Growth, on the basis of the portfolio manager's (William Sams) use of cash as a means of dampening the volatility of positions which would otherwise be deemed aggressive. 3) Third Avenue Value, which utilizes an investment style quite similar to that of Mutual Beacon, a holding within FundManager Growth, was transferred as well. It should be noted that our overlap studies consistently show quite different positions for these two "bottom fishers", the similarity in style notwithstanding. 4) SoGen International, formerly in FundManager Growth, was transferred into this series for consistency purposes; i.e. all three global funds -- SoGen, Templeton Growth and New Perspective -- are now held in the same series. 5) Royce Premier, managed by Chuck Royce -- the longtime portfolio manager of Penn Mutual Fund, an earlier holding in the Aggressive Growth series -- has been added. This fund adheres to the original investment guidelines of Penn Mutual, before they were expanded to accommodate explosive growth in assets.

GROWTH: 1) Putnam Vista was dropped due to its erratic performance (lack of consistency) and the well-reported turmoil within the Putnam shop. 2) AMCAP was also dropped for performance reasons. 3) SoGen International was transferred to FundManager Aggressive, and FPA Paramount, Guardian Park Avenue, and Third Avenue Value were transferred from FundManager Aggressive as explained above. 4) Yacktman Fund was added to the Growth series. Its portfolio manager, Donald Yacktman, for many years ran Selected American Shares (a long time holding of FundManager Growth); now that Yacktman Fund has achieved "critical mass", we wanted this fine portfolio manager included once again.

GROWTH & INCOME: 1) Invesco Industrial Income, which has been on our "watch" list since the departure last year of its long-time portfolio manager, John Kaweske, was dropped.

BOND FUND: Given the economic scenario, low inflation and flat corporate earnings, we continue to be very positive on bonds. In fact, we believe that when the Federal Reserve Board acknowledges a slowing economy, they could lower the Fed Funds rate even further from the current 5.75% to a possible 5.25%. In addition, with inflation hovering around 2%-3% and real rates approximately 4%-5%, we continue to be positive on bonds. To this end, we increased the duration of the portfolio from 5.1 to 5.6 years -- six months longer than the Lehman Brothers Government Corporate Index. This was achieved by increasing the weightings in our longer term bond funds, and reducing that of the shorter term bond funds.

MANAGED TOTAL RETURN: 1) Given our positive outlook on bonds, not only did we increase the duration of the portfolio to 5.6 years as explained above, but we also increased our allocation to bond funds. The special category, inflation hedge funds, were liquidated, since we felt that inflation was no longer a threat. The current asset allocation is 10.2% in aggressive growth funds, 15.7% in growth funds, 15.6% in growth and income funds, 54.7% in bond funds and 4.0% in money market funds and short-term investments. 2) SoGen International was reclassified as an aggressive growth fund, and Guardian Park Avenue Fund was reclassified as a growth fund, for reasons explained above.

    Audited financial statements and portfolios of each Fund's investments at September 30, 1995 follow. We look forward to serving you in the coming fiscal year and appreciate your continued support.

Respectfully submitted,

/s/ Michael D. Hirsch                      /s/ Michelle P. Graham-Lyons

Portfolio Manager                              Co-Portfolio Manager
Michael D. Hirsch                              Michelle P. Graham-Lyons

                  FUNDMANAGER TRUST FUNDS PERFORMANCE RESULTS
                      (AVERAGE ANNUALIZED RATES OF RETURN)

-------------------------------------------------------------------------------
                                                     Growth              Managed
                             Aggresive                 &                  Total
                               Growth     Growth     Income     Bond     Return
-------------------------------------------------------------------------------
Calendar To Date               26.0%       24.4%      25.3%     11.0%     15.2%
-------------------------------------------------------------------------------
12 Months Ending 9/30/95       24.3%       22.6%      23.3%     10.8%     14.3%
-------------------------------------------------------------------------------
Latest 3 Years                 15.5%       14.1%      13.7%      5.5%      8.3%
-------------------------------------------------------------------------------
Latest 5 Years                 17.1%       15.9%      15.3%      8.6%     10.6%
-------------------------------------------------------------------------------
Latest 10 Years                12.6%       12.0%      11.6%      7.3%      N/A
-------------------------------------------------------------------------------
Inception To Date
  (Annualized)*                12.8%       12.3%      11.9%      7.8%      8.9%
-------------------------------------------------------------------------------

   *Funds began operation in November 1984 except Managed Total Return which began August 1988.

       The performance quoted represents past performance and does not imply future results. Economic and market conditions change and both will cause investment return and principal value of an investment to fluctuate. Therefore, when redeemed, your shares may be worth more or less than your original investment. Effective May 8, 1995, the Funds no longer impose a one-time sales charge.

       For more information about the FundManager Trust Funds, including expenses, a prospectus can be obtained by contacting the Funds' Distributors, or writing to 6 St. James Avenue, Boston, MA 02116. Please read the prospectus carefully before investing.


                   COMPARISON OF A $10,000 INVESTMENT IN THE
                  FUNDMANAGER TRUST AGGRESIVE GROWTH FUND AND
                     MICROPAL EQUITY U.S. AGGRESSIVE INDEX

Line graph with two axes: the X-axis represents years of operations; the Y-axis represents dollar value. The graph plots two lines: the first line represents the growth of a ten thousand dollar investment in the Fund from November, 1984 to September, 1995; the second line represents the growth of a ten thousand dollar investment in a portfolio of securities reflecting the composition of the Micropal Equity U.S. Aggressive Index for the same time period. The graph points are as follows:

Year                         Fund                    Micropal
11/84                       9,850.00                  9,850.00
 9/85                      11,105.09                 11,018.82
 9/86                      13,536.35                 14,065.85
 9/87                      17,634.88                 18,897.03
 9/88                      15,401.97                 16,416.08
 9/89                      19,458.53                 21,285.54
 9/90                      16,496.39                 17,820.15
 9/91                      22,246.18                 24,333.38
 9/92                      23,651.79                 25,970.64
 9/93                      28,353.13                 32,555.36
 9/94                      29,283.27                 31,715.24
 9/95                      36,950.80                 41,156.36

                   COMPARISON OF A $10,000 INVESTMENT IN THE
                       FUNDMANAGER TRUST GROWTH FUND AND
                     MICROPAL EQUITY U.S. GROWTH INDEX
Line graph with two axes: the X-axis represents years of operations; the Y-axis represents dollar value. The graph plots two lines: the first line represents the growth of a ten thousand dollar investment in the Fund from November, 1984 to September, 1995; the second line represents the growth of a ten thousand dollar investment in a portfolio of securities reflecting the composition of the Micropal Equity U.S. Growth Index for the same time period. The graph points are as follows:

Year                         Fund                    Micropal
11/84                       9,850.00                  9,850.00
 9/85                      11,188.44                 11,273.13
 9/86                      13,548.22                 14,427.82
 9/87                      17,081.29                 19,492.38
 9/88                      15,814.35                 17,373.40
 9/89                      19,502.33                 22,563.01
 9/90                      16,704.06                 19,682.50
 9/91                      21,471.01                 26,694.02
 9/92                      23,493.65                 28,748.09
 9/93                      27,246.37                 33,922.89
 9/94                      28,464.50                 33,946.02
 9/95                      35,417.54                 43,195.47

                   COMPARISON OF A $10,000 INVESTMENT IN THE
                   FUNDMANAGER TRUST GROWTH & INCOME FUND AND
                   MICROPAL EQUITY U.S. GROWTH & INCOME INDEX

Line graph with two axes: the X-axis represents years of operations; the Y-axis represents dollar value. The graph plots two lines: the first line represents the growth of a ten thousand dollar investment in the Fund from November, 1984 to September, 1995; the second line represents the growth of a ten thousand dollar investment in a portfolio of securities reflecting the composition of the Micropal Equity U.S. Growth & Income Index for the same time period. The graph points are as follows:

Year                         Fund                    Micropal
11/84                       9,850.00                  9,850.00
 9/85                      11,192.01                 11,253.68
 9/86                      13,605.48                 14,410.45
 9/87                      16,283.80                 18,810.29
 9/88                      15,724.60                 17,209.92
 9/89                      19,291.20                 21,680.85
 9/90                      16,430.57                 19,241.59
 9/91                      20,739.76                 24,855.79
 9/92                      22,774.91                 27,301.55
 9/93                      26,297.46                 31,513.71
 9/94                      27,169.83                 31,649.97
 9/95                      34,010.41                 39,668.56

                   COMPARISON OF A $10,000 INVESTMENT IN THE
                        FUNDMANAGER TRUST BOND FUND AND
                       LEHMAN GOV'T CORPORATE BOND INDEX

Line graph with two axes: the X-axis represents years of operations; the Y-axis represents dollar value. The graph plots two lines: the first line represents the growth of a ten thousand dollar investment in the Fund from November, 1984 to September, 1995; the second line represents the growth of a ten thousand dollar investment in a portfolio of securities reflecting the composition of the Lehman Government Corporate Bond Index for the same time period. The graph points are as follows:

Year                         Fund                     Lehman
11/84                       9,850.00                  9,850.00
 9/85                      10,936.15                 11,106.82
 9/86                      12,215.12                 13,403.15
 9/87                      12,426.47                 13,351.81
 9/88                      13,524.08                 15,057.17
 9/89                      14,499.36                 16,761.37
 9/90                      14,858.69                 17,893.51
 9/91                      17,038.55                 20,731.01
 9/92                      19,099.83                 23,610.59
 9/93                      21,093.40                 26,160.90
 9/94                      20,337.85                 25,077.01
 9/95                      22,876.16                 29,113.17

                   COMPARISON OF A $10,000 INVESTMENT IN THE
                  FUNDMANAGER TRUST MANAGED TOTAL RETURN FUND
                        AND MICROPAL BALANCED U.S. INDEX

Line graph with two axes: the X-axis represents years of operations; the Y-axis represents dollar value. The graph plots two lines: the first line represents the growth of a ten thousand dollar investment in the Fund from August, 1988 to September, 1995; the second line represents the growth of a ten thousand dollar investment in a portfolio of securities reflecting the composition of the Micropal Balanced U.S. Index for the same time period.
The graph points are as follows:

Year                         Fund                    Micropal
8/88                        9,850.00                  9,850.00
9/88                       10.078.61                 10,122.98
9/89                       11,601.24                 12,084.01
9/90                       11,093.44                 11,489.78
9/91                       13,320.86                 14,217.51
9/92                       14,445.62                 15,690.56
9/93                       16,009.72                 17,778.90
9/94                       16,032.14                 17,492.02
9/95                       18,608.12                 21,012.41

THE FUNDMANAGER TRUST FAMILY
OF MUTUAL FUNDS


AGGRESSIVE GROWTH FUND
High capital appreciation

    Concentrates on funds which invest in smaller capitalization, over-the-counter stocks selected for their growth potential. Regard for current income is incidental. For long-term investment goals such as education, home ownership, retirement.

GROWTH FUND
Modest capital appreciation

    Consists primarily of funds which invest in Fortune 1000 companies noted for their steady capital appreciation. Income from dividends is also a factor. Especially suitable for investors with 5 to 10 year time horizons.

GROWTH & INCOME FUND
Income and modest capital appreciation

    Attempts to strike a balance between steady capital appreciation and income. For conservative investors interested in limited exposure to the equities market.

BOND FUND
Monthly income

    Specializes in bond funds which invest in short- or long-term fixed securities with high yields. For investors interested in supplementing their retirement income.

MANAGED TOTAL RETURN FUND
Asset allocation

    Attempts to provide the best overall return consistent with prudent risk by investing in underlying mutual funds in all asset classes: aggressive, growth, growth & income, fixed income and money market.

   THE FUNDMANAGER TRUST FUNDS 4 STEP
   SELECTION PROCESS

1  Universe of 6000 mutual funds (excluding money market)

2 120+ Individual Funds with consistent performance selected & monitored by M.D. Hirsch Division of Freedom Capital Management Corporation

3 40-50 Individual Funds are selected for classification into 5 specific fund groups

4  About 10-15 funds are then selected to create a single FundManager Trust
   Fund.*

   AGGRESSIVE GROWTH FUND
       FPA Capital Fund, SoGen International Fund, Inc., New Perspective Fund, Brandywine Fund, New York Venture Fund, Harbor Capital Appreciation Fund

   GROWTH FUND
       Clipper Fund, Dodge & Cox Stock Fund, Mutual Beacon Fund, Gabelli Asset Fund, FPA Paramount Fund, Guardian Park Avenue Fund, Inc.

   GROWTH & INCOME FUND
       T. Rowe Price Equity Income Fund, Fidelity Advisor Equity Income Fund, AIM Charter Fund, Vanguard Equity Income Fund, Inc., Washington Mutual Investors Fund

   BOND FUND
       IDS Selective Fund, Putnam Income Fund (Class A), PIMCO Total Return Fund, Franklin U.S. Government Securities Fund, Vanguard Fixed-Income Securities Fund, Inc. -- U.S. Treasury Bond Portfolio, Bernstein Intermediate Duration Portfolio, Bernstein Short Duration Plus Fund

   MANAGED TOTAL RETURN
       Franklin U.S. Government Securities Fund, Bernstein Intermediate Duration Portfolio, PIMCO Total Return Fund, New York Venture Fund, SoGen International Fund, Inc., AIM Charter Fund, Neuberger & Berman Guardian Fund,
   T. Rowe Price Equity Income Fund

   *Sampling of principal funds held by FundManager Trust Funds as of 9/30/95.
    FundManager Trust Funds' holdings may change over time.

AGGRESSIVE GROWTH FUND
STATEMENT OF NET ASSETS
SEPTEMBER 30, 1995

     NUMBER                                              VALUE
    OF SHARES                          COST            (NOTE 2)
    ---------                     ---------------   ---------------

CAPITAL APPRECIATION FUNDS -- (99.7% OF NET ASSETS)

128,445  Brandywine Fund ................      $ 3,230,230       $ 4,356,840
121,371  FPA Capital Fund, Inc. .........        2,637,303         3,461,491
140,513  Harbor Capital Appreciation Fund        2,480,839         3,254,274
261,026  New Perspective Fund, Inc. .....        3,857,400         4,434,832
291,999  New York Venture Fund, Inc. ....        3,589,882         4,496,784
 70,288  Pioneer Three Fund .............        1,327,330         1,509,794
420,631  Royce Premier Fund .............        3,022,365         3,217,829
172,419  SoGen International Fund, Inc. .        4,233,900         4,415,663
227,816  Templeton Growth Fund ..........        3,908,506         4,417,355
                                               -----------       -----------
                                                28,287,755        33,564,862
                                               -----------       -----------
SHORT-TERM FUND -- (0.3% OF NET ASSETS)

110,410  TrustFunds Liquid Asset -- Prime
         Obligation ......................         110,410           110,410
                                               -----------       -----------
         TOTAL INVESTMENTS ...............     $28,398,165        33,675,272
                                               ===========       -----------
CASH .....................................................                 2
RECEIVABLE FOR FUND SHARES SOLD ..........................            67,603
DIVIDENDS RECEIVABLE .....................................             1,621
ADVISORY FEE PAYABLE (NOTE 4) ............................           (11,813)
ADMINISTRATIVE SERVICE FEE PAYABLE (NOTE 4) ..............            (5,655)
DISTRIBUTION EXPENSE PAYABLE (NOTE 4) ....................           (34,936)
OTHER ASSETS LESS LIABILITIES ............................           (24,432)
                                                                  -----------
NET ASSETS -- Applicable to 1,838,433 shares of beneficial
              interest outstanding (unlimited number of
              shares authorized) -- (note 5) .............       $33,667,662
                                                                 ===========

Net Asset Value Per Share ................................            $18.31
                                                                      ======

                See accompanying notes to financial statements

AGGRESSIVE GROWTH FUND
STATEMENT OF OPERATIONS
YEAR ENDED SEPTEMBER 30, 1995
Investment Income:
  Dividend income .......................................     $  357,196

Expenses:
  Advisory fee (note 4) ................     $   183,747
  Transfer agent .......................          37,528
  Distribution expenses (note 4) .......          94,126
  Shareholder servicing fees (note 4) ..          78,639
  Administrative services fee (note 4) .          91,873
  Fund accounting ......................          39,810
  Audit ................................          13,337
  Reports to shareholders ..............           9,468
  Custodian fees and expenses ..........          24,331
  Legal ................................           1,331
  Registration fees ....................          22,579
  Trustees' fees (note 4) ..............           3,678
  Insurance expense ....................           2,677
  Miscellaneous ........................           6,072
                                             -----------
Total expenses ..........................................        609,196
                                                              ----------
Investment loss -- net ..................................       (252,000)
                                                              ----------
Realized Gain on Investments:
  Proceeds from sales ..................      54,888,534
Cost of securities sold+ ...............      50,906,559
                                              ----------
Net realized gain on investment transactions ............      3,981,975
Net realized gains received from underlying funds .......      1,753,656
                                                              ----------
                                                               5,735,631
Net Unrealized Appreciation of
Investments:
    Beginning of year ..................       2,726,414
    End of year ........................       5,277,107
                                              ----------
Change in net unrealized appreciation ...................      2,550,693
                                                              ----------
Net realized gain and change in net unrealized
  appreciation ..........................................      8,286,324
                                                              ----------
Net increase in net assets resulting from operations ....     $8,034,324
                                                              ==========

+ Cost of securities purchased for the year ended September 30, 1995 aggregated
  $43,620,046.

                 See accompanying notes to financial statements

AGGRESSIVE GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS
                                          YEAR ENDED         YEAR ENDED
                                         SEPTEMBER 30,      SEPTEMBER 30,
                                            1995               1994
                                       ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:

Operations:
  Investment loss -- net ...........      $   (252,000)      $   (209,669)
  Net realized gain on investment
    transactions ...................         5,735,631          2,700,677
  Change in unrealized appreciation          2,550,693         (1,342,923)
                                          ------------       ------------
Net increase in net assets resulting
  from operations ..................         8,034,324          1,148,085
                                          ------------       ------------
Dividends and Distributions to
 shareholders from:
  Net investment income ............           (94,361)            --
  Net realized gain on investments .        (1,959,235)        (3,689,093)
                                          ------------       ------------
                                            (2,053,596)        (3,689,093)
                                          ------------       ------------
Net equalization credits (note 2) ..           --                      58
                                          ------------       ------------
Amount transferred to paid-in
  capital (note 2) .................           (87,454)            --
                                          ------------       ------------
Capital Share Transactions:
  Proceeds from sales of 574,640 and
    1,372,875 shares, respectively .         9,328,987         21,814,160
  Net asset value of 135,951 and
    229,642 shares, respectively,
    issued in reinvestment of
    realized gain distributions ....         1,975,367          3,550,276
                                          ------------       ------------
                                            11,304,354         25,364,436
  Payments for redemptions of
    1,297,234 and 1,046,233 shares,
    respectively ...................       (21,383,861)       (16,258,127)
  Amount transferred from
    undistributed net investment
    income .........................            87,454          --
                                          ------------       ------------
Net increase (decrease) in net
  assets from capital share
  transactions .....................        (9,992,053)         9,106,309
                                          ------------       ------------

Total Increase (Decrease) in Net
  Assets ...........................        (4,098,779)         6,565,359
Net Assets:
  Beginning of year ................        37,766,441         31,201,082
                                          ------------       ------------
  End of year (including
    undistributed net investment
    income of $24,146 and $87,454,
    respectively) ..................      $ 33,667,662       $ 37,766,441
                                          ============       ============

                See accompanying notes to financial statements

AGGRESSIVE GROWTH FUND
FINANCIAL HIGHLIGHTS

                                           YEAR ENDED SEPTEMBER 30,
                             -------------------------------------------------
                              1995\3/     1994       1993       1992      1991
                              ----        ----       ----       ----      ----

Net Asset Value, beginning
 of period ...............   $15.57      $16.70     $14.71     $14.73    $11.84
                             ------      ------     ------     ------    ------
Income from investment
 operations:
  Net investment income
    (loss)\1/ ............    (0.13)      (0.08)     (0.04)     (0.04)     0.06
  Net realized and
    unrealized gain on
    investments                3.70        0.62       2.87       0.99      3.81
                             ------      ------     ------     ------    ------
     Total from investment
      operations .........     3.57        0.54       2.83       0.95      3.87
                             ------      ------     ------     ------    ------
Less dividends and
 distributions:
  Dividends to
    shareholders from net
    investment income ....      --          --         --         --      (0.03)
                             ------      ------     ------     ------    ------
  Distributions to
    shareholders from net
    realized gain+ .......    (0.83)      (1.67)     (0.84)     (0.97)    (0.95)
                             ------      ------     ------     ------    ------
     Total distributions .    (0.83)      (1.67)     (0.84)     (0.97)    (0.98)
                             ------      ------     ------     ------    ------
Net Asset Value, end of
  period .................   $18.31      $15.57     $16.70     $14.71    $14.73
                             ======      ======     ======     ======    ======

Total return\2/ ..........   24.30%       3.30%     19.90%      6.30%    34.90%
Ratios/supplemental data:
  Net assets, end of year
    (in 000' s) ..........  $33,668     $37,766    $31,201    $29,096   $22,644
  Ratio of expenses to
    average net assets\1/     1.65%       1.70%      1.52%      1.61%     1.86%
  Ratio of net investment
    income (loss) to
    average net assets ...   (0.68%)     (0.57%)    (0.24%)    (0.17%)    0.36%
  Portfolio turnover rate       50%         43%        35%        24%       45%
--------------------------------------------------------------------------------
  + Paid from realized net
     short-term gain ...      $0.04       $0.25        --       $0.03     $0.30

\1/ During the year ended September 30, 1991, affiliated parties voluntarily waived a portion of their fees. If the voluntary waiver had not been in effect, the ratio of expenses to average net assets for the year ended September 30, 1991 would have been 1.95%. Expenses borne by the Fund's Investment Adviser and Sponsor for the year ended September 30, 1991 amounted to $.01 per share.

\2/ Total return data does not reflect the sales load payable on purchases of shares. Effective May 8, 1995, the Fund no longer imposes a one-time sales charge.

\3/ On February 21, 1995, Freedom Capital Management became the Investment
    Adviser.

                See accompanying notes to financial statements

GROWTH FUND
STATEMENT OF NET ASSETS
SEPTEMBER 30, 1995

 NUMBER                                                          MARKET VALUE
OF SHARES                                           COST            (NOTE 2)
---------                                       -----------       -----------

LONG-TERM CAPITAL APPRECIATION FUNDS -- (95.0% OF NET ASSETS)
 34,243  Clipper Fund ......................    $ 1,663,715       $ 2,142,615
 30,066  Dodge & Cox Stock Fund ............      1,578,594         2,048,079
134,013  FPA Paramount Fund, Inc. ..........      1,929,509         1,996,799
 93,104  Fidelity Fund .....................      1,762,310         2,077,146
 75,871  Gabelli Asset Fund ................      1,691,026         2,030,296
 58,288  Guardian Park Avenue Fund, Inc.....      1,875,274         2,068,642
 83,695  MAS Equity Fund ...................      1,692,937         2,044,666
 54,549  Mutual Beacon Fund ................      1,727,536         2,062,512
 84,027  Neuberger & Berman Guardian Fund ..      1,524,546         2,028,400
 71,573  Oakmark Fund ......................      1,658,424         2,065,595
 93,508  Third Avenue Value Fund  ..........      1,937,938         2,042,223
171,740  Yacktman Fund .....................      1,972,413         2,108,973
                                                -----------       -----------
                                                 21,014,222        24,715,946
                                                -----------       -----------
SHORT-TERM FUND -- (0.5% OF NET ASSETS)

139,720  TrustFunds Liquid Asset --
         Prime Obligation ..................        139,720           139,720
                                                -----------       -----------
         TOTAL INVESTMENTS .................    $21,153,942        24,855,666
                                                ===========       -----------
CASH ......................................................                 8
RECEIVABLE FOR FUND SHARES SOLD ...........................         1,237,037
DIVIDENDS RECEIVABLE ......................................            15,561
ADVISORY FEE PAYABLE (NOTE 4) .............................           (10,483)
ADMINISTRATIVE SERVICE FEE PAYABLE (NOTE 4) ...............            (4,388)
DISTRIBUTION EXPENSE PAYABLE (NOTE 4) .....................           (27,958)
OTHER ASSETS LESS LIABILITIES .............................           (43,502)
                                                                  -----------
NET ASSETS -- Applicable to 1,612,567 shares of beneficial
              interest outstanding (unlimited number of
              shares authorized) -- (note 5) ..............       $26,021,941
                                                                  ===========
Net Asset Value Per Share .................................            $16.14
                                                                       ======

                See accompanying notes to financial statements

GROWTH FUND
STATEMENT OF OPERATIONS
YEAR ENDED SEPTEMBER 30, 1995

Investment Income:
  Dividend income ......................................      $  503,564

Expenses:
  Advisory fee (note 4) ...............     $   156,209
  Transfer agent ......................          36,358
  Distribution expenses (note 4) ......          92,758
  Shareholder servicing fees (note 4) .          48,153
  Administrative services fee (note 4)           78,104
  Fund accounting .....................          39,863
  Audit ...............................          13,337
  Reports to shareholders .............          10,821
  Custodian fees and expenses .........          20,454
  Legal ...............................           1,892
  Registration fees ...................          28,217
  Trustees' fees (note 4) .............           4,087
  Insurance expense ...................           2,821
  Miscellaneous .......................           4,163
                                            -----------
Total expenses .........................................         537,237
                                                              ----------
Investment loss -- net .................................         (33,673)
                                                              ----------
Realized Gain on Investments:
  Proceeds from sales .................      48,009,927
  Cost of securities sold+ ............      44,419,295
                                            -----------
Net realized gain on investment transactions ...........       3,590,632
Net realized gains received from underlying funds ......       1,088,716
                                                              ----------
                                                               4,679,348
Net Unrealized Appreciation of
Investments:
    Beginning of year .................       2,134,575
    End of year .......................       3,701,724
                                            -----------
Change in net unrealized appreciation ..................       1,567,149
                                                              ----------
Net realized gain and change in net unrealized
  appreciation .........................................       6,246,497
                                                              ----------
Net increase in net assets resulting from operations ...      $6,212,824
                                                              ==========
+ Cost of securities purchased for the year ended
  September 30, 1995 aggregated $33,389,491.

                See accompanying notes to financial statements

GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS
                                         YEAR ENDED         YEAR ENDED
                                        SEPTEMBER 30,      SEPTEMBER 30,
                                            1995               1994
                                        -------------      -------------
INCREASE (DECREASE) IN NET ASSETS:

Operations:
  Investment income (loss) -- net ..       $   (33,673)       $  (155,249)
  Net realized gain on investment
    transactions ...................         4,679,348          2,496,584
  Change in unrealized appreciation          1,567,149           (882,955)
                                           -----------        -----------
Net increase in net assets resulting
  from operations ..................         6,212,824          1,458,380
                                           -----------        -----------
Dividends and Distributions to
 shareholders from:
  Net investment income ............          (202,424)         --
  Net realized gain on investments .        (1,998,155)        (2,059,539)
                                           -----------        -----------
                                            (2,200,579)        (2,059,539)
                                           -----------        -----------
Net equalization credits (note 2) ..               --                 307
                                           -----------        -----------
Amount transferred to paid-in
  capital (note 2) .................           (14,113)               --
                                           -----------        -----------
Capital Share Transactions:
  Proceeds from sales of 408,816 and
    1,402,392 shares, respectively .         6,008,823         19,558,903
  Net asset value of 157,112 and
    139,777 shares, respectively,
    issued in reinvestment of net
    realized gain distributions ....         2,076,414          1,943,386
                                           -----------        -----------
                                             8,085,237         21,502,289
  Payments for redemptions of
    1,380,354 and 614,296 shares,
    respectively ...................       (20,280,254)        (8,615,951)
  Amount transferred from
    undistributed net investment
    income .........................            14,113          --
                                           -----------        -----------
  Net increase (decrease) in net
    assets from capital share
    transactions ...................       (12,180,904)        12,886,338
                                           -----------        -----------
Total Increase (Decrease) in Net
  Assets ...........................        (8,182,772)        12,285,486
Net Assets:
  Beginning of year ................        34,204,713         21,919,227
                                           -----------        -----------
  End of year (including
    undistributed net investment
    income of $63,122 and $23,323,
    respectively) ..................       $26,021,941        $34,204,713
                                           ===========        ===========

                See accompanying notes to financial statements

GROWTH FUND
FINANCIAL HIGHLIGHTS

                                           YEAR ENDED SEPTEMBER 30,
                            --------------------------------------------------
                             1995\3/      1994       1993       1992      1991
                             ----         ----       ----       ----      ----
Net Asset Value, beginning
 of year .................   $14.09      $14.62     $14.40     $13.96    $11.68
                             ------      ------     ------     ------    ------
Income from investment
 operations:
  Net investment income
    (loss)\1/ ............    (0.02)      (0.05)      0.02       0.07      0.14
  Net realized and
    unrealized gain on
    investments ..........     2.99        0.69       2.10       1.23      3.01
                            -------     -------    -------    -------   -------
     Total from investment
      operations .........     2.97        0.64       2.12       1.30      3.15
                            -------     -------    -------    -------   -------
Less dividends and distributions:
  Dividends to shareholders
   from net investment
   income ................      --          --         --       (0.09)    (0.37)
  Distributions to
   shareholders from net
   realized gain+             (0.92)      (1.17)     (1.90)     (0.77)    (0.50)
                            -------     -------    -------    -------   -------
     Total distributions .    (0.92)      (1.17)     (1.90)     (0.86)    (0.87)
                            -------     -------    -------    -------   -------
Net Asset Value, end of
 year ....................   $16.14      $14.09     $14.62     $14.40    $13.96
                             ======      ======     ======     ======    ======
Total return\2/ ..........    22.6%       4.50%     16.00%      9.40%    28.50%
Ratios/supplemental data:
  Net assets, end of year
   (in 000's) ............  $26,022     $34,205    $21,919    $21,420   $26,336
  Ratio of expenses to
   average net assets\1/ .    1.71%       1.71%      1.70%      1.60%     1.90%
  Ratio of net investment
   income (loss) to
   average net assets ....   (0.11%)     (0.52%)     0.15%      0.59%     1.21%
  Portfolio turnover
   rate ..................      68%         44%        40%        44%       54%
------------------------------------------------------------------------------
  + Paid from realized net
    short-term gain ......    $0.10       $0.22      $0.16      $0.03     $0.06

\1/ During the year ended September 30, 1991, affiliated parties voluntarily waived a portion of their fees. If the voluntary waiver had not been in effect, the ratio of expenses to average net assets for the year ended September 30, 1991 would have been 1.92%. Expenses borne by the Fund's Investment Adviser and Sponsor amounted to less than $.01 per share for the year ended September 30, 1991.

\2/ Total return data does not reflect the sales load payable on purchases of shares. Effective May 8, 1995, the Fund no longer imposes a one-time sales charge.

\3/ On February 21, 1995, Freedom Capital Management became the Investment
    Adviser.

                See accompanying notes to financial statements

GROWTH & INCOME FUND
STATEMENT OF NET ASSETS
SEPTEMBER 30, 1995


     NUMBER                                                       MARKET VALUE
    OF SHARES                                       COST            (NOTE 2)
    ---------                                   -----------       ------------

COMMON STOCK AND BOND FUNDS -- (99.6% OF NET ASSETS)

          433,713  AIM Charter Fund ..........  $ 3,729,966       $ 4,692,776
          445,304  Affiliated Fund ...........    4,766,790         5,437,163
          164,375  Fidelity Advisor Equity
                   Income Fund ...............    2,039,712         3,203,664

           91,240  Hotchkis & Wiley Equity
                   Income Fund ...............    1,481,017         1,671,520

          267,364  T. Rowe Price Equity Income
                   Fund ......................    4,496,262         5,111,998

          329,039  Vanguard Equity Income Fund,
                   Inc. ......................    4,520,795         5,149,455

          239,675  Washington Investors Mutual
                   Fund, Inc. ................    4,277,042         5,155,400

          214,440  Wellington Fund, Inc. .....    4,366,443         5,080,080
                                                -----------       -----------
                                                 29,678,027        35,502,056
                                                -----------       -----------
SHORT-TERM FUND -- (0.6% OF NET ASSETS)

          213,270  TrustFunds Liquid Asset --
                   Prime Obligation ..........      213,270           213,270
                                                -----------       -----------
                   TOTAL INVESTMENTS .........  $29,891,297        35,715,326
                                                ===========       -----------
CASH ......................................................                 5
RECEIVABLE FOR FUND SHARES SOLD ...........................            22,885
DIVIDENDS RECEIVABLE ......................................            18,043
ADVISORY FEE PAYABLE (NOTE 4) .............................           (15,371)
ADMINISTRATION SERVICE FEE PAYABLE (NOTE 4) ...............            (3,344)
DISTRIBUTION EXPENSE PAYABLE (NOTE 4) .....................           (50,069)
OTHER ASSETS LESS LIABILITIES .............................           (44,051)
                                                                  -----------
NET ASSETS -- Applicable to 1,949,419 shares of beneficial interest outstanding (unlimited number of shares
              authorized) -- (note 5) .....................       $35,643,424
                                                                  ===========
Net Asset Value Per Share .................................            $18.28
                                                                       ======
                See accompanying notes to financial statements

GROWTH & INCOME FUND
STATEMENT OF OPERATIONS
YEAR ENDED SEPTEMBER 30, 1995

Investment Income:
  Dividend income .......................................      $1,526,211

Expenses:
  Advisory fee (note 4) ...............      $   230,166
  Transfer agent ......................           36,280
  Distribution expenses (note 4) ......          144,285
  Shareholder servicing fees (note 4) .           65,082
  Administrative services fee (note 4)           115,086
  Fund accounting .....................           39,837
  Audit ...............................           13,337
  Reports to shareholders .............            9,955
  Custodian fees and expenses .........           30,592
  Legal ...............................            4,277
  Registration fees ...................           27,315
  Trustees' fees (note 4) .............            4,258
  Insurance expense ...................            4,269
  Miscellaneous .......................            9,049
                                             -----------
Total expenses ..........................................         733,788
                                                               ----------
Investment income -- net ................................         792,423
                                                               ----------
Realized Gain on Investments:
  Proceeds from sales .................       46,997,903
  Cost of securities sold+ ............       42,672,296
                                             -----------
Net realized gain on investment transactions ............       4,325,607
Net realized gains received from underlying funds .......       1,500,719
                                                               ----------
                                                                5,826,326
Net Unrealized Appreciation of
Investments:
  Beginning of year ...................        2,982,498
  End of year .........................        5,824,029
                                             -----------
Change in net unrealized appreciation ...................       2,841,531
                                                               ----------
Net realized gain and change in net unrealized
  appreciation ..........................................       8,667,857
                                                               ----------
Net increase in net assets resulting from operations ....      $9,460,280
                                                               ==========

  + Cost of securities purchased for the year ended
    September 30, 1995 aggregated $22,764,688.

                See accompanying notes to financial statements

GROWTH & INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS

                                         YEAR ENDED         YEAR ENDED
                                        SEPTEMBER 30,      SEPTEMBER 30,
                                            1995               1994
                                        -------------      -------------
INCREASE (DECREASE) IN NET ASSETS:

Operations:
  Investment income -- net .........      $    792,423        $   949,609
  Net realized gain on investment
    transactions ...................         5,826,326          3,417,145
  Change in unrealized appreciation          2,841,531         (2,873,842)
                                          ------------        -----------
Net increase in net assets resulting
  from operations ..................         9,460,280          1,492,912
                                          ------------        -----------

Dividends and Distributions to
 shareholders from:
  Net investment income ............          (999,120)          (905,250)
  Net realized gain on investments .        (2,699,191)        (2,222,141)
                                          ------------        -----------
                                            (3,698,311)        (3,127,391)
                                          ------------        -----------

Net equalization credits (note 2) ..           --                 126,703
                                          ------------        -----------
Amount transferred to paid-in
  capital (note 2) .................           307,338            --
                                          ------------        -----------

Capital Share Transactions:
  Proceeds from sales of 336,532 and
    1,214,669 shares, respectively .         5,564,507         19,704,816
  Net asset value of 232,936 and
    187,758 shares, respectively,
    issued in reinvestment of net
    investment income and net
    realized gain distributions ....         3,511,810          2,962,489
                                          ------------        -----------
                                             9,076,317         22,667,305

  Payments for redemptions of
    1,909,597 and 553,749 shares,
    respectively ...................       (31,789,889)        (8,833,970)
  Amount transferred from
      undistributed net investment
      income .......................          (307,338)           --
                                          ------------        -----------
  Net increase (decrease) in net
    assets from capital share
    transactions ...................       (23,020,910)        13,833,335
                                          ------------        -----------

Total Increase (Decrease) in Net
Assets .............................       (16,951,603)        12,325,559
Net Assets:
  Beginning of year ................        52,595,027         40,269,468
                                          ------------        -----------
  End of year (including
    undistributed net investment
    income of $506,232 and $234,416,
    respectively) ..................      $ 35,643,424        $52,595,027
                                          ============        ===========

                See accompanying notes to financial statements

GROWTH & INCOME FUND
FINANCIAL HIGHLIGHTS
                                          YEAR ENDED SEPTEMBER 30,
                             ---------------------------------------------------
                              1995\3/     1994       1993      1992       1991
                              ----        ----       ----      ----       ----
Net Asset Value, beginning
 of year .................   $15.99      $16.50     $15.11     $14.39    $12.30
                             ------      ------     ------     ------    ------
Income from investment
 operations:
  Net investment income\1/     0.27        0.35       0.28       0.31      0.49
  Net realized and
   unrealized gain on
   investments ...........     3.19        0.18       1.97       1.07      2.59
                             ------      ------     ------     ------    ------
     Total from in vestment
      operations .........     3.46        0.53       2.25       1.38      3.08
                            -------     -------    -------    -------    ------
Less dividends and distributions:
  Dividends to shareholders
   from net investment
   income ................    (0.33)      (0.30)     (0.33)     (0.29)    (0.68)
  Distributions to
   shareholders from net
   realized gain+ ........    (0.84)      (0.74)     (0.53)     (0.37)    (0.31)
                             ------      ------     ------     ------    ------
     Total distributions .    (1.17)      (1.04)     (0.86)     (0.66)    (0.99)
                             ------      ------     ------     ------    ------
Net Asset Value, end of
 year ....................   $18.28      $15.99     $16.50     $15.11    $14.39
                             ======      ======     ======     ======    ======
Total return\2/ ..........   23.30%       3.30%     15.50%      9.80%    26.20%

Ratios/supplemental data:
  Net assets, end of year
   (in 000's) ............  $35,643    $52,595    $40,269    $36,603    $35,018
  Ratio of expenses to
   average net assets\1/ .    1.59%      1.55%      1.49%      1.50%      1.85%
  Ratio of net investment
   income to average net
   assets ................    1.72%      1.88%      1.77%      2.10%      3.67%
  Portfolio turnover rate       12%        35%        24%        26%        48%
--------------------------------------------------------------------------------
  + Paid from realized net
     short-term gain .....   $  --       $0.14      $ 0.09     $  --     $ 0.05

\1/ During the year ended September 30, 1991, affiliated parties voluntarily waived a portion of their fees. If the voluntary waiver had not been in effect, the ratio of expenses to average net assets for the year ended September 30, 1991 would have been 1.87%. Expenses borne by the Fund's Investment Adviser and Sponsor amounted to less than $.01 per share for the year ended September 30, 1991.

\2/ Total return data does not reflect the sales load payable on purchases of shares. Effective May 8, 1995, the Fund no longer imposes a one-time sales charge.

\3/ On February 21, 1995, Freedom Capital Management became the Investment
    Adviser.

                See accompanying notes to financial statements

BOND FUND
STATEMENT OF NET ASSETS
SEPTEMBER 30, 1995


      NUMBER                                                                  MARKET VALUE
    OF SHARES                                                         COST      (NOTE 2)
    ---------                                                         ----    -------------
FIXED-INCOME FUNDS -- (99.2% OF NET ASSETS)

    629,288   Bernstein Intermediate Duration Portfolio ......    $ 8,301,757   $ 8,369,527
    405,453   Bernstein Short Duration Plus Fund .............      5,063,318     5,064,113
    451,478   Bond Fund of America, Inc. .....................      6,141,339     6,131,077
  1,020,830   Franklin U.S. Government Securities Fund .......      6,996,753     7,013,104
    652,647   IDS Selective Fund, Inc ........................      5,960,605     6,069,619
    381,317   Massachusetts Financial Bond Fund (Class A) ....      5,108,311     5,094,392
    676,289   PIMCO Low Duration Fund ........................      6,711,604     6,742,597
  1,084,516   PIMCO Total Return Fund ........................     11,429,299    11,333,197
    814,123   Putnam Income Fund (Class A) ...................      5,704,542     5,698,863
  1,028,158   United Bond Fund ...............................      6,222,827     6,312,892
    865,117   Vanguard Fixed Income Securities Fund --
               U.S. Treasury Bond                                   8,866,430     8,945,314
                                                                  -----------   -----------
                                                                   76,506,785    76,774,695
                                                                  -----------   -----------
SHORT-TERM FUND -- (0.0% OF NET ASSETS)
        440   TrustFunds Liquid Asset -- Prime Obligation ....            440           440
                                                                  -----------   -----------
              TOTAL INVESTMENTS ..............................    $76,507,225    76,775,135
                                                                  ===========   -----------
RECEIVABLE FOR FUND SHARES SOLD ..............................                    1,431,120
DIVIDENDS RECEIVABLE .........................................                      225,708
ADVISORY FEE PAYABLE (NOTE 4) ................................                      (32,699)
ADMINISTRATIVE SERVICE FEE PAYABLE (NOTE 4) ..................                      (16,256)
DISTRIBUTION EXPENSE PAYABLE (NOTE 4) ........................                      (91,460)
PAYABLE TO CUSTODIAN BANK ....................................                     (831,787)
OTHER ASSETS LESS LIABILITIES ................................                      (41,145)
                                                                                ------------
NET ASSETS -- Applicable to 7,583,952 shares of beneficial
              interest outstanding (unlimited number of
              shares authorized) -- (note 5) .................                  $77,418,616
                                                                                ===========
Net Asset Value Per Share ....................................                       $10.21
                                                                                     ======

                See accompanying notes to financial statements

BOND FUND
STATEMENT OF OPERATIONS
YEAR ENDED SEPTEMBER 30, 1995

Investment Income:
  Dividend income .......................................      $5,043,620

Expenses:
  Advisory fee (note 4) ........................  $    368,185
  Transfer agent ...............................        33,121
  Distribution expenses (note 4) ...............       242,911
  Shareholder servicing fees (note 4)...........        96,646
  Administrative services fee (note 4)..........       172,206
  Fund accounting ..............................        39,892
  Audit ........................................        13,232
  Reports to shareholders ......................        11,562
  Custodian fees and expenses ..................        37,912
  Legal ........................................         2,979
  Registration fees ............................        34,244
  Trustees' fees (note 4) ......................         4,992
  Insurance expense ............................         6,253
  Miscellaneous ................................         4,386
                                                  ------------
Total expenses .................................                1,068,521
                                                              -----------
Investment income -- net .......................                3,975,099
                                                              -----------
Realized Loss on Investments:
  Proceeds from sales ..........................    98,634,447
  Cost of securities sold+ .....................   100,829,619
                                                  ------------
Net realized loss on investment transactions .............     (2,195,172)
Net realized gains received from underlying funds ........         53,368
                                                               ----------
                                                               (2,141,804)
Net Unrealized Appreciation (Depreciation) of Investments:
  Beginning of year ............................    (5,421,836)
  End of year ..................................       267,910
                                                  ------------
Change in net unrealized appreciation (depreciation) ....       5,689,746
                                                               ----------
Net realized gain and change in net unrealized
  appreciation (depreciation) ...........................       3,547,942
                                                               ----------
Net increase in net assets resulting from operations ....      $7,523,041
                                                               ==========
+Cost of securities purchased for the year ended Sepember 30, 1995 aggregated
 $94,989,237.

                See accompanying notes to financial statements

BOND FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                 YEAR ENDED         YEAR ENDED
                                                SEPTEMBER 30,      SEPTEMBER 30,
                                                    1995               1994
                                                -------------      -------------
INCREASE (DECREASE) IN NET ASSETS:

Operations:
  Investment income -- net ................     $ 3,975,099        $ 3,412,634
  Net realized gain (loss) on
   investment transactions ................      (2,141,804)         2,115,050
  Change in unrealized appreciation
   (depreciation) .........................       5,689,746         (8,400,397)
                                                -----------        -----------
Net increase (decrease) in net
  assets resulting from operations ........       7,523,041         (2,872,713)
                                                -----------        -----------
Dividends and Distributions to shareholders from:
  Net investment income ...................      (3,486,674)        (3,738,318)
  Net realized gain on investments ........          --               (799,396)
                                                 ----------          ---------
                                                 (3,486,674)        (4,537,714)
                                                 ----------         ----------
Net equalization credits (note 2) .........          --                161,366
                                                 ----------         ----------
Amount transferred to paid-in
  capital (note 2) ........................          42,638               --
                                                 ----------         ----------
Capital Share Transactions:
  Proceeds from sales of 4,074,856
    and 3,508,420 shares,
    respectively ..........................      40,505,765         36,202,988
  Net asset value of 335,974 and
    417,875 shares, respectively,
    issued in reinvestment of net
    investment income .....................       3,277,106          4,233,498
                                                 ----------         ----------
                                                 43,782,871         40,436,486
  Payments for redemptions of
    4,770,571 and 1,046,743 shares,
    respectively ..........................     (47,169,417)       (10,475,636)
  Amount transferred from net
      investment income ...................         (42,638)            --
                                                -----------        -----------
  Net increase (decrease) in net
    assets from capital share
    transactions ..........................      (3,429,184)        29,960,850
                                                -----------        -----------

Total Increase in Net Assets ..............         649,821         22,711,789
Net Assets:
  Beginning of year .......................      76,768,795         54,057,006
                                                 ----------         ----------
  End of year (including
    undistributed net investment
    income of $869,167 and $338,104,
    respectively) .........................     $77,418,616        $76,768,795
                                                ===========        ===========

                See accompanying notes to financial statements

BOND FUND
FINANCIAL HIGHLIGHTS

                                                YEAR ENDED SEPTEMBER 30,
                                       ----------------------------------------
                                       1995(3)    1994    1993    1992    1991
                                       ----       ----    ----    ----    ----

Net Asset Value, beginning of period  $ 9.66    $10.67  $10.28   $ 9.75  $ 9.17
                                      ------    ------  ------   ------  ------
Income from investment operations:
  Net investment income(1) ........     0.52      0.48    0.60     0.64    0.70
  Net realized and unrealized
   gain (loss) on investments .....     0.49     (0.84)   0.43     0.49    0.59
                                        ----     -----    ----     ----    ----
     Total from investment
      operations ..................     1.01     (0.36)   1.03     1.13    1.29
                                        ----     -----    ----     ----    ----
Less dividends and distributions:

  Dividends to shareholders
   from net investment income .....    (0.46)    (0.53)  (0.54)   (0.60)  (0.71)

  Distributions to shareholders
   from net realized gain .........      --      (0.12)  (0.10)     --      --
                                      ------    ------  ------   ------  ------
    Total distributions ...........    (0.46)    (0.65)  (0.64)   (0.60)  (0.71)
                                      ------    ------  ------   ------  ------
Net Asset Value, end of year ......   $10.21    $ 9.66  $10.67   $10.28  $ 9.75
                                      ======    ======  ======   ======  ======
Total return(2) ...................   10.80%    (3.60%) 10.40%   12.10%  14.70%
Ratios/supplemental data:
  Net assets, end of year
   (in 000's) .....................  $77,419   $76,769 $54,057  $70,066 $57,632
  Ratio of expenses to average
   net assets(1) ..................    1.45%     1.43%   1.29%    1.28%   1.57%
  Ratio of net investment
   income to average net assets ...    5.38%     4.67%   5.70%    6.42%   7.00%
  Portfolio turnover rate .........      53%       41%     53%      21%     46%
------------------------------------------------------------------------------
(1)During the year ended September 30, 1991, affiliated parties voluntarily waived a portion of their fees. If the voluntary waiver had not been in effect, the ratio of expenses to average net assets for the year ended September 30, 1991 would have been 1.64%. Expenses borne by the Fund's Investment Adviser and Sponsor amounted to less than $.01 per share for the year ended September 30, 1991.
(2)Total return data does not reflect the sales load payable on purchases of shares. Effective May 8, 1995, the Fund no longer imposes a one-time sales charge.
(3)On February 21, 1995, Freedom Capital Management became the Investment
   Adviser.

                See accompanying notes to financial statements

MANAGED TOTAL RETURN FUND
STATEMENT OF NET ASSETS
SEPTEMBER 30, 1995

  NUMBER                                                                                     MARKET VALUE
OF SHARES                                                                       COST            (NOTE 2)
---------                                                                   ----------       ------------
FIXED-INCOME FUNDS -- (54.7% OF NET ASSETS)
 78,854   Bernstein Intermediate Duration Portfolio ......................  $ 1,042,589       $ 1,048,761
 36,496   Bernstein Short Duration Plus Fund .............................      454,466           455,841
 74,068   Bond Fund of America, Inc. .....................................    1,018,880         1,005,844
134,810   Franklin U.S. Government Securities Fund .......................      927,767           926,142
 49,065   Massachusetts Financial Bond Fund (Class A) ....................      636,657           655,509
 85,207   PIMCO Low Duration Fund ........................................      848,036           849,510
105,867   PIMCO Total Return Fund ........................................    1,120,920         1,106,309
192,342   Vanguard Admiral Fund, Inc. -- Long Term U.S. Treasury Portfolio    1,988,733         2,025,363
                                                                            -----------       -----------
          TOTAL FIXED-INCOME FUNDS .......................................    8,038,048         8,073,279
                                                                            -----------       -----------

GROWTH FUNDS -- (15.7% OF NET ASSETS)
  8,469   Dodge & Cox Stock Fund .........................................      459,021           576,901
 25,742   Fidelity Fund ..................................................      490,271           574,306
 15,746   Guardian Park Avenue Fund, Inc. ................................      452,878           558,827
 24,970   Neuberger & Berman Guardian Fund ...............................      462,830           602,769
                                                                            -----------       -----------
          TOTAL GROWTH FUNDS .............................................    1,865,000         2,312,803
                                                                            -----------       -----------

GROWTH & INCOME FUNDS -- (15.6% OF NET ASSETS)
 39,166   AIM Charter Fund ...............................................      346,956           423,771
 39,439   Affiliated Fund ................................................      430,763           481,548
 23,707   Fidelity Advisor Equity Income Fund ............................      308,552           462,056
 25,189   T. Rowe Price Equity Income Fund ...............................      396,817           481,614
 28,885   Vanguard Equity Income Fund, Inc. ..............................      396,548           452,044
                                                                            -----------       -----------
          TOTAL GROWTH & INCOME FUNDS ....................................    1,879,636         2,301,033
                                                                            -----------       -----------

AGGRESSIVE GROWTH FUNDS -- (10.2% OF NET ASSETS)
 11,703   Brandywine Fund ................................................      286,473           396,984
 19,857   New Perspective Fund ...........................................      299,605           337,370
 27,191   New York Venture Fund, Inc. ....................................      300,836           418,742
 13,710   SoGen International Fund, Inc. .................................      311,363           351,103
                                                                            -----------       -----------
          TOTAL AGGRESSIVE GROWTH FUNDS ..................................    1,198,277         1,504,199
                                                                            -----------       -----------
                                                                             12,980,961        14,191,314
                                                                            -----------       -----------


                See accompanying notes to financial statements

MANAGED TOTAL RETURN FUND
STATEMENT OF NET ASSETS (CONTINUED)

  NUMBER                                                                                     MARKET VALUE
OF SHARES                                                                       COST            (NOTE 2)
---------                                                                   ----------       ------------
SHORT-TERM FUND -- (0.9% OF NET ASSETS)
130,920   TrustFunds Liquid Asset -- Prime Obligation ....................  $   130,920       $   130,920
                                                                            -----------       -----------
SHORT-TERM INVESTMENTS -- (3.1%)
PRINCIPAL
 AMOUNT
 ------
$250,000  Ford Motor Credit Co., 5.77%, October 5, 1995 ..................      250,000           250,000
 200,000  Prudential Funding Corp., 5.78%, October 5, 1995 ...............      200,000           200,000
                                                                            -----------       -----------
          TOTAL SHORT-TERM INVESTMENTS ...................................      450,000           450,000
                                                                            -----------       -----------
          TOTAL INVESTMENTS ..............................................  $13,561,881        14,772,234
                                                                            ===========       -----------
CASH  .................................................................................                 5
RECEIVABLE FOR FUND SHARES SOLD .......................................................             1,117
DIVIDENDS RECEIVABLE ..................................................................            24,492
INTEREST RECEIVABLE ...................................................................               145
ADVISORY FEE PAYABLE (NOTE 4) .........................................................            (6,379)
ADMINISTRATIVE SERVICE FEE PAYABLE (NOTE 4) ...........................................            (3,222)
DISTRIBUTION EXPENSE PAYABLE (NOTE 4) .................................................            (8,907)
OTHER ASSETS LESS LIABILITIES .........................................................           (30,158)
                                                                    ---------
NET ASSETS -- Applicable to 1,266,151 shares of beneficial interest outstanding
              (unlimited number of shares authorized) -- (note 5) .....................       $14,749,327
                                                                                               ==========
Net Asset Value Per Share .............................................................            $11.65
                                                                                                   ======

                 See accompanying notes to financial statements

MANAGED TOTAL RETURN FUND
STATEMENT OF OPERATIONS
YEAR ENDED SEPTEMBER 30, 1995

Investment Income:
  Dividend income .....................................................................      $  660,235
  Interest income .....................................................................          16,320
                                                                                             ----------
Total investment income ...............................................................         676,555

Expenses:
  Advisory fee (note 4) .............................................      $    77,116
  Transfer agent ....................................................           35,827
  Distribution expenses (note 4) ....................................           38,071
  Shareholder servicing fees (note 4) ...............................           37,061
  Administrative services fee (note 4) ..............................           38,540
  Fund accounting ...................................................           39,767
  Audit .............................................................           13,337
  Reports to shareholders ...........................................           10,175
  Custodian fees and expenses .......................................           15,164
  Legal .............................................................              538
  Registration fees .................................................           10,698
  Trustees' fees (note 4) ...........................................            3,219
  Insurance expense .................................................            1,835
  Miscellaneous .....................................................            1,578
                                                                           -----------
Total expenses ........................................................................         322,926
                                                                                             ----------
Investment income -- net ..............................................................         353,629
                                                                                             ----------
Realized Gain on Investments:
  Proceeds from sales ...............................................       22,672,660
  Cost of securities sold+ ..........................................       22,230,240
                                                                           -----------
Net realized gain on investment transactions ..........................................         442,420
Net realized gains received from underlying funds .....................................         249,457
                                                                                             ----------
                                                                                                691,877
Net Unrealized Appreciation of Investments:
    Beginning of year ...............................................          246,436
    End of year .....................................................        1,210,352
                                                                           -----------
Change in net unrealized appreciation .................................................         963,916
                                                                                             ----------
Net realized gain and change in net unrealized appreciation ...........................       1,655,793
                                                                                             ----------
Net increase in net assets resulting from operations ..................................      $2,009,422
                                                                                             ==========

 + Cost of securities purchased for the year ended September 30, 1995 aggregated $17,886,834.


                See accompanying notes to financial statements

MANAGED TOTAL RETURN FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                   YEAR ENDED     YEAR ENDED
                                                  SEPTEMBER 30,  SEPTEMBER 30,
                                                      1995           1994
                                                  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS:

Operations:
  Investment income -- net .....................   $   353,629    $   353,128
  Net realized gain on investment transactions .       691,877      1,203,086
  Change in unrealized appreciation ............       963,916     (1,642,182)
                                                   -----------    -----------
Net increase (decrease) in net assets resulting
  from operations ..............................     2,009,422        (85,968)
                                                   -----------    -----------

Dividends and Distributions to shareholders from:
  Net investment income ........................      (437,840)      (658,763)
  Net realized gain on investments .............    (1,100,015)    (1,039,074)
                                                   -----------    -----------
                                                    (1,537,855)    (1,697,837)
                                                   -----------    -----------

Net equalization credits (charges) (note 2) ....       --             (61,053)
                                                   -----------    -----------
Amount transferred to paid-in capital (note 2) .       (89,941)       --
                                                   -----------    -----------

Capital Share Transactions:
  Proceeds from sales of 151,194 and 542,301
    shares, respectively .......................     1,660,545      6,111,727
  Net asset value of 146,354 and 148,126 shares,
    respectively, issued in reinvestment of net
    investment income and realized gain
    distributions ..............................     1,495,028      1,664,934
                                                   -----------    -----------
                                                     3,155,573      7,776,661

  Payments for redemptions of 590,034 and
    1,253,599 shares, respectively .............    (6,392,506)   (13,936,251)
  Amount transferred from net investment income         89,941        --
                                                   -----------    -----------
  Net decrease in net assets from capital share
    transactions ...............................    (3,146,992)    (6,159,590)
                                                   -----------    -----------

Total Decrease in Net Assets ...................    (2,765,366)    (8,004,448)
Net Assets:
  Beginning of year ............................    17,514,693     25,519,141
                                                   -----------    -----------
  End of year (including undistributed net
    investment income of $135,353 and $264,821,
    respectively) ..............................   $14,749,327    $17,514,693
                                                   ===========    ===========

                See accompanying notes to financial statements

MANAGED TOTAL RETURN FUND
FINANCIAL HIGHLIGHTS

                                                                                   YEAR ENDED SEPTEMBER 30,
                                                             --------------------------------------------------------------------
                                                                1995(3)         1994           1993           1992          1991
                                                                ------          ----           ----           ----          ----
Net Asset Value, beginning of year .....................        $11.24          $12.03         $11.48         $11.07        $ 9.60
                                                                ------          ------         ------         ------        ------
Income from investment operations:
  Net investment income(1) .............................          0.28            0.18           0.29           0.34          0.44
  Net realized and unrealized gain (loss) on investments
    ....................................................          1.18           (0.16)          0.90           0.57          1.42
                                                                ------          ------         ------         ------        ------
    Total from investment operations ...................          1.46            0.02           1.19           0.91          1.86
                                                                ------          ------         ------         ------        ------
Less dividends and distributions:
  Dividends to shareholders from net investment income .         (0.30)          (0.31)         (0.26)         (0.41)        (0.39)
  Distributions to shareholders from net realized gain+          (0.75)          (0.50)         (0.38)         (0.09)         --
                                                                ------          ------         ------         ------        ------
    Total distributions ................................         (1.05)          (0.81)         (0.64)         (0.50)        (0.39)
                                                                ------          ------         ------         ------        ------
Net Asset Value, end of year ...........................        $11.65          $11.24         $12.03         $11.48        $11.07
                                                                ======          ======         ======         ======        ======

Total return(2) ........................................        14.30%           0.10%         10.80%          8.40%        20.10%
Ratios/supplemental data:
  Net assets, end of year (in 000's) ...................       $14,749         $17,515        $25,519        $20,894       $14,678
  Ratio of expenses to average net assets(1) ...........         2.09%           1.94%          1.80%          1.90%         2.00%
  Ratio of net investment income to average net assets .         2.29%           1.60%          2.54%          3.09%         4.41%
  Portfolio turnover rate ..............................           50%             50%            40%            37%           15%
-----------------------------------------------------------------------------------------------------------------------------------
 +  Paid from realized net short-term gain .............        $ --             $0.13          $0.08          $0.02         $ --

(1) During the years ended September 30, 1992 and 1991, affiliated parties voluntarily waived a portion of their fees. If the voluntary waiver had not been in effect, the ratios of expenses to average net assets for the years ended September 30, 1992 and 1991 would have been 2.01% and 2.26%, respectively. Expenses borne by the Fund's Investment Adviser and Sponsor for the years ended September 30, 1992 and 1991 amounted to $.01 and $.03 per share, respectively.

(2) Total return data does not reflect the sales load payable on purchases of shares. Effective May 8, 1995, the Fund no longer imposes a one-time sales charge.

(3) On February 21, 1995, Freedom Capital Management became Investment Adviser.

                See accompanying notes to financial statements

FUNDMANAGER TRUST FUNDS
NOTES TO FINANCIAL STATEMENTS


1. DESCRIPTION AND SHARES OF THE FUNDS. FundManager Trust (the "Trust") consists of a series of five separately managed portfolios (collectively, the "Funds"), each with distinct investment objectives. The following is the investment objective of the five portfolios presented herein: Aggressive Growth Fund (capital appreciation without regard to current income), Growth Fund (long-term capital appreciation with current income a secondary consideration), Growth & Income Fund (combination of capital appreciation and current income), Bond Fund, formerly the Income Fund (high level of current income), and Managed Total Return Fund (high total return, capital appreciation and current income). The Trust is registered under the Investment Company Act of 1940, as amended, (the "Act") as an open-end, diversified management investment company established as a "Delaware business trust". Prior to May 8, 1995, the Funds were diversified series of the Republic Funds (the "Predecessor Funds"), also an open-end management investment company (Note 7).

     The Trust retains M.D. Hirsch Division of Freedom Capital Management Corporation ("Freedom") as Investment Adviser ("Adviser"), Signature Broker-Dealer Services, Inc. ("Signature") as Administrator and a Distributor ("SBDS"), and Tucker Anthony Incorporated and Sutro & Co. Incorporated as Distributors.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the Trust's significant accounting policies:

          (A) Security Valuation. Capital stock of other open-end investment companies, are valued at their net asset value as reported by such companies. In the absence of readily available market quotations, investments are valued at fair value as determined by the Board of Trustees. Short-term debt instruments are valued at amortized cost which approximates market value.

          (B) Security Transactions and Related Investment Income. Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Identified cost of investments sold is used to calculate gains and losses for both financial statement and federal income tax purposes.

          (C) Expense Allocation. The Funds bear all costs of their operations other than expenses specifically assumed by the Adviser or the Distributors. Expenses directly attributable to a Fund are charged to that Fund. Expenses incurred by the Trust with respect to any two or more Funds are allocated in proportion to the net asset levels of each Fund, except where allocations of direct expenses to each Fund can otherwise be made fairly.

          (D) Federal Income Taxes. Each Fund is treated as a separate taxable entity for federal tax purposes. Each Fund has qualified and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable income, including any net realized gains, to its shareholders. Accordingly, no provision for federal income or excise tax is required. At September 30, 1995, Bond Fund had approximate net capital loss carryforwards on the basis of identified cost, for federal income tax purposes of approximately 768,000. These capital loss carryforwards will be used to offset any future realized gains to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. These capital losses expire on September 30, 1999.

          (E) Income Equalization. Prior to October 1, 1994, the Funds followed the accounting practice known as income equalization by which a portion of the proceeds from sales and cost of repurchases of shares, equivalent on a per share basis to the amount of undistributed net investment income on the date of the transaction, was credited or charged to undistributed net investment income. As a result, undistributed net investment income per share was not affected by sales or redemptions of Fund shares. The Funds discontinued equalization accounting as of October 1, 1994, and reclassified net equalization credits (charges) in the amount of $87,454 for the Aggressive Growth Fund, $14,113 for the Growth Fund, ($307,338) for the Growth & Income Fund, ($42,638) for the Bond Fund and $89,941 for the Managed Total Return Fund, from undistributed net investment income to paid-in capital. In management's opinion, discontinuation of equalization accounting will result in less distortion of undistributed net investment income as compared to income available to shareholders for distribution for federal tax purposes. This change in accounting policy, shown on the Statement of Changes in Net Assets for the year ended September 30, 1995, has no effect on the net assets, the results of operations, or the net asset value per share of the Funds and did not have a material effect on the per share amounts shown in the Financial Highlights.

          (F) Distributions to Shareholders. Dividends and Distributions to shareholders are recorded on the ex-dividend date.

          Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to losses deferred due to wash sales.

          (G) Reclassification of Net Asset Accounts. During the year ended September 30, 1995, the Funds reclassified the effects of certain differences between the financial statement amounts and distributions determined in accordance with income tax regulations. These differences were reclassified [increase/(decrease)] from undistributed net investment income and accumulated net realized gain/(loss) on investments to paid-in capital as follows:

                                                              ACCUMULATED NET
                                       UNDISTRIBUTED NET    REALIZED GAIN/(LOSS)
                                       INVESTMENT INCOME       ON INVESTMENTS
                                       -----------------    --------------------
Aggressive Growth Fund ..............      $370,507               $(370,507)
Growth Fund .........................       290,009                (290,009)
Growth & Income Fund ................       171,175                (171,175)
Bond Fund ..........................          --                      --
Managed Total Return Fund ...........        44,684                 (44,684)

3. FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES. The cost and unrealized appreciation (depreciation) in the value of investment securities (excluding short-term investments) held at September 30, 1995 for federal income tax purposes, are as follows:

                                                                              NET
                                             GROSS           GROSS         UNREALIZED
                                           UNREALIZED      UNREALIZED     APPRECIATION
                           AGGREGATE COST  APPRECIATION  (DEPRECIATION)  (DEPRECIATION)
                           --------------  ------------  -------------   -------------
Aggressive Growth Fund ....  $28,361,236   $5,203,625          --          $5,203,625
Growth Fund ...............   21,030,656    3,685,291          --           3,685,291
Growth & Income Fund ......   29,710,395    5,791,661          --           5,791,661
Bond Fund .................   77,010,695      209,312      $(445,312)        (236,000)
Managed Total Return Fund .   13,010,647    1,214,873        (34,206)       1,180,667

4.  ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

          (A) Advisory Fees. The Trust retains Freedom to act as Investment Adviser. Freedom is responsible for the investment management of each Fund's assets, including the responsibility for making investment decisions and placing orders for the purchase and sale of the Funds' investments directly with the issuers or with brokers or dealers selected by it in its discretion, including the Distributors. Freedom also furnishes to the Board of Trustees, which has overall responsibility for the business affairs of the Trust, periodic reports on the investment performance of the Funds. For its services as investment adviser, Freedom receives from each Fund a fee, payable monthly, at the annual rate of 0.50% of each Fund's average daily net assets up to $500 million and 0.40% of its average daily net assets in excess of $500 million.

          The amount of the advisory fee for each Fund is shown on each Fund's statement of operations. During the year ended September 30, 1995, aggregate advisory fees were $1,015,423. Prior to February 21, 1995, Republic Asset Management ("Republic") served as investment adviser to the Funds. For the period October 1, 1994 through February 20, 1995, Republic received fees equal to $424,540.

          (B) Administration. The Trust retains Signature to serve as Administrator and a Distributor. Signature provides management and administrative services necessary for the operation of the Trust, furnishes office space and facilities required for conducting the business of the Funds and pays the compensation of the Funds' officers affiliated with Signature.

          For these services, Signature receives from each Fund a fee, payable monthly, at the annual rate of 0.25% of each Fund's average daily net assets up to $50 million, 0.20% of its average daily net assets over $50 million up to $100 million and 0.15% of its average daily net assets in excess of $100 million.

          The amount of the administrative services fee for each Fund is shown on each Fund's statement of operations. During the year ended September 30, 1995, the Funds paid aggregate administration fees of $495,809.

          (C) Brokerage Commissions. Signature acts as primary broker for the Trust's portfolio transactions for which it receives commissions or dealer reallowances. During the year ended September 30, 1995, Signature received dealer reallowances of $26,250 from Aggressive Growth Fund, $135 from Growth Fund, $15,500 from Growth & Income Fund, $74,000 from Bond Fund, and $15,055 from Managed Total Return Fund.

          (D) Rule 12b-1 Plan Expenses. The Trust has adopted a noncompensatory Distribution Plan and Agreement (the "Plan") pursuant to Rule 12b-1 of the Act. The Plan provides for a monthly payment by the Funds to the Distributors in amounts representing actual expenses incurred by the Sponsor for marketing costs and services rendered in distributing Fund shares at an annual rate not exceeding 0.50% of the average daily net assets of each Fund.

          The amount of distribution expenses for each Fund is shown on each Fund's Statement of Operations. During the year ended September 30, 1995, the Funds reimbursed Signature for aggregate distribution expenses of $612,151.

          (E) Shareholder Servicing Expenses. The Trust contracts with various banks, trust companies, broker-dealers (other than the Distributors) or other financial organizations (collectively, "Service Organizations") to provide administrative services such as maintaining shareholder accounts and records. Each Fund pays fees to Service Organizations in amounts up to an annual rate of 0.25% of the daily net asset value of a Fund's shares owned by shareholders with whom the Service Organization has a servicing relationship.

          The amount of shareholder servicing fees for each Fund is shown on each Fund's Statement of Operations. During the year ended September 30, 1995, the Funds reimbursed Signature for aggregate shareholder servicing fees of $325,581.

          (F) Sales Charges. The Trust has a distribution agreement with Signature under which Signature received aggregate sales charges of $2,323 for the year ended September 30, 1995. The sales charge was discontinued on May 8, 1995.

          (G) Trustees' Fees. Fees paid and out-of-pocket expenses reimbursed to the Trustees aggregated $20,234 for the year ended September 30, 1995.

5.  NET ASSETS.  Net Assets consist of:

                                                        AGGRESSIVE        GROWTH         GROWTH &         BOND       MANAGED TOTAL
                                                       GROWTH FUND         FUND        INCOME FUND        FUND        RETURN FUND
                                                       -----------       --------      -----------        ----        ------------

Net paid-in capital .................................  $23,193,103     $17,715,294     $23,331,585     $79,311,765    $12,818,588
Undistributed net investment income (loss) ..........       24,146          63,122         506,232         869,167        135,353
Accumulated realized gain (loss) on investments .....    5,173,306       4,541,801       5,981,578      (3,030,226)       585,034
Net unrealized appreciation of investments ..........    5,277,107       3,701,724       5,824,029         267,910      1,210,352
                                                        ---------       ---------       ---------       ---------      ---------
    Total capital ...................................  $33,667,662     $26,021,941     $35,643,424     $77,418,616    $14,749,327
                                                       ===========     ===========     ===========     ===========    ===========

6. DIVIDENDS DECLARED TO SHAREHOLDERS. On September 29, 1995, distributions of $0.04, $0.075 and $0.05, aggregating $303,358, $146,206 and $63,308, were declared from net investment income by the Trustees of Bond Fund, Growth and Income Fund, and Managed Total Return, respectively. The dividends were ex-dividend on October 2, 1995 and were paid on October 16, 1995, to shareholders of record on September 29, 1995.

7. REORGANIZATION. On May 8, 1995, the following items were approved by a majority of the outstanding voting securities of each of FundTrust Aggressive Growth Fund, FundTrust Growth Fund, FundTrust Growth & Income Fund, FundTrust Income Fund and FundTrust Managed Total Return Fund (collectively, the "FundTrust Funds"): (i) the reorganization (the "Reorganization") of each FundTrust Fund into a corresponding series of FundManager Trust (collectively, the "FundManager Funds") and the adoption of an Agreement and Plan or Reorganization; (ii) a Master Investment Advisory Contract and Supplements between the Republic Funds with respect to the FundTrust Funds and Freedom Capital Management Corporation to remain in effect until consummation of the Reorganization; (iii) the authorization of each FundTrust Fund to vote its share of the corresponding FundManager Fund to approve a proposed Master Investment Advisory Contract and Supplements between the FundManager Trust and Freedom Capital Management Corporation; (iv) the authorization of each FundTrust Fund to vote its share of the corresponding FundManager Fund to elect Trustees of FundManager Trust; (v) the authorization of each FundTrust Fund to vote its share of the corresponding FundManager Fund to approve the Master Distribution Plan and Supplements of FundManager Trust; (vi) the authorization of each FundTrust Fund to vote its share of the corresponding FundManager Fund to ratify the selection of Ernst & Young LLP as independent auditors of FundManager Trust for its then current fiscal year.

8. SUBSEQUENT EVENT. On October 1, 1995, FundManager Trust created a new class of shares to be distributed exclusively through managed account programs offered by Tucker Anthony Incorporated and Sutro & Company, affiliates of the Adviser. This new class of shares is also available to employees of the Adviser and its affiliates through company retirement plans. This new class of shares is currently not available for purchase outside of these programs.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS To the Shareholders and Trustees of FundManager Trust Funds:

     We have audited the accompanying statements of net assets of FundManager Trust (comprising, respectively, Aggressive Growth Fund, Growth Fund, Growth & Income Fund, Bond Fund and Managed Total Return Fund, formerly Republic Funds) (the "Trust"), as of September 30, 1995, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended September 30, 1991 were audited by other auditors whose report dated November 25, 1991, expressed an unqualified opinion on those financial highlights.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting FundManager Trust at September 30, 1995, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the four years in the period then ended, in conformity with generally accepted accounting principles.

                                                 /s/ ERNST & YOUNG LLP

Boston, Massachusetts
November 10, 1995

FUNDMANAGER FUNDS
---------------------------------------
The First Family in Multifund Investing

INVESTMENT ADVISER
   Freedom Capital Management Corporation
   M.D. Hirsch Division
   One World Financial Center
   New York, NY  10281

DISTRIBUTORS
   Tucker Anthony, Incorporated
   200 World Financial Center
   New York, NY  10281

   Sutro & Co., Inc.
   201 California Street
   San Francisco, CA  94111

   Signature Broker-Dealer Services, Inc.
   6 St. James Avenue
   Boston, MA 02116





This report is for the information of the shareholders of the FundManager Trust Funds. Its use in connection with any offering of the Funds' shares is authorized only in case of a concurrent or prior delivery of the Funds' current prospectus.

FOR SHAREHOLDER INFORMATION: (800) 344-9033

[recycle logo] Printed on recycled paper.




FUNDMANAGER FUNDS
---------------------------------------
The First Family in Multifund Investing


ANNUAL REPORT
SEPTEMBER 30, 1995

*  AGGRESSIVE GROWTH FUND
*  GROWTH FUND
*  GROWTH & INCOME FUND
*  BOND FUND
*  MANAGED TOTAL RETURN FUND